Unsecured Convertible Loan - Schedule of Used to Determine the Fair Value of the Convertible Notes (Details)		12 Months Ended
	Sep. 10, 2019 Decimal $ / shares	Jul. 31, 2019 Decimal $ / shares	Jul. 31, 2018 $ / shares
Unsecured Convertible Loan
Risk-free interest rate	1.60%	2.03%
Expected volatility	57.00%	76.00%
Share price | $ / shares	$ 19.5	$ 19.5	$ 42.00
Expected dividend yield	0.00%	0.00%
Annual loan interest rate	5.00%	5.00%
CAD/USD exchange rate | Decimal	1.3153	1.3148